13. FINANCIAL INSTRUMENTS (Details 10)	Dec. 31, 2018 R$ / $ R$ / €
USD
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Exchange rate	3.8748
USD | Probable Scenario
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Exchange rate	3.7626
USD | Scenario 1
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Exchange rate	4.8435
USD | Scenario 2
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Exchange rate	5.8122
EUR
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Exchange rate | R$ / €	4.4390
EUR | Probable Scenario
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Exchange rate | R$ / €	4.2833
EUR | Scenario 1
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Exchange rate | R$ / €	5.5488
EUR | Scenario 2
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Exchange rate | R$ / €	6.6585
USD x EUR
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Exchange rate	1.1456
USD x EUR | Probable Scenario
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Exchange rate	1.1346
USD x EUR | Scenario 1
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Exchange rate	1.4320
USD x EUR | Scenario 2
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Exchange rate	1.7184